UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               -------------

Check here if Amendment [ ];                   Amendment Number:
                                                                 --
  This Amendment (Check only one):
     [ ] is a restatement.
     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Winton Capital Management Limited
Address: 1-5 St. Mary Abbot's Place
         London W8 6LS
         United Kingdom

Form 13F File Number: 28-13467

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Andrew Bastow
Title:  General Counsel
Phone:  00-44-207-610-5350

Signature, Place, and Date of Signing:

/s/ Andrew Bastow     London, United Kingdom     April 1, 2011
-----------------     ----------------------     -------------
[Signature]           [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE
                                Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  10

Form 13F Information Table Value Total: 2,812 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                  FORM 13F INFORMATION TABLE



Column 1                      Column 2         Column 3  Column 4   Column 5              Column 6   Column 7    Column 8
NAME OF ISSUER                TITLE OF          CUSIP     VALUE    SHRS/PRN   SH/  PUT/  INVESTMENT  OTHER        VOTING
                               CLASS                     (x$1000)     AMT     PRN  CALL  DISCRETION  MANAGERS    AUTHORITY
                                                                                                               Sole    Shared   None

APACHE CORP                   COM              037411105      216      3,000  SH         Sole                    3,000
BIOGEN IDEC INC               COM              09062X103      483     10,700  SH         Sole                   10,700
DONNELLEY R R & SONS CO       COM              257867101      144     12,400  SH         Sole                   12,400
GANNETT INC                   COM              364730101       46     13,000  SH         Sole                   13,000
INTERPUBLIC GROUP COS INC     COM              460690100       81     16,100  SH         Sole                   16,100
KING PHARMACEUTICALS INC      COM              495582108      137     14,200  SH         Sole                   14,200
NIKE INC                      CL B             654106103      352      6,800  SH         Sole                    6,800
FPL GROUP INC                 COM              302571104      159      2,800  SH         Sole                    2,800
FPL GROUP INC                 COM              302571104      597     10,500  SH   Call  Sole                   10,500
FPL GROUP INC                 COM              302571104      597     10,500  SH   Put   Sole                   10,500
